Other Balance Sheet Components - Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Prepaid expenses and other current assets:
Rental and other deposits	$ 1,186	$ 371
Deductible value-added taxes	598	652
Investment prepayments	15,308	47,069
Loans to and interest receivable from other related parties (Note 10)	158,622	301,526
Loans to and interest receivable from third parties	41,784	14,421
Advertising prepayment	18,888	3,406
Prepayment to outsourced service providers	3,719	3,483
Amounts deposited by users	45,745	34,912
Content fees	3,080	14,013
Others	7,827	5,052
Prepaid expenses and other current assets	$ 296,757	$ 424,905